Income Taxes	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
12.	INCOME TAXES
The components of loss from continuing operations before income taxes are as follows:

	Year ended March 31,
	2020	2019	2018
Foreign	$33,399	$(18,336)	$(57,673)
Domestic	(57,034)	(314,236)	(410,330)

	$(23,635)	$(332,572)	$(468,003)

The components of income tax (benefit) expense are as follows:

	Year ended March 31,
	2020	2019	2018
Current:
Federal	$(654)	$(1,253)	$1,130
State	27	431	88
Foreign	3,602	3,335	5,433

	2,975	2,513	6,651
Deferred:
Federal	2,748	(9,076)	(44,262)
State	73	1,593	(14,672)
Foreign	2	(456)	15,826

	2,823	(7,939)	(43,108)

	$5,798	$(5,426)	$(36,457)

A reconciliation of the statutory federal income tax rate to the effective tax rate is as follows:

	Year ended March 31,
	2020	2019	2018
Statutory federal income tax rate	21.0%	21.0%	31.5%
State and local income taxes, net of federal tax benefit	(12.1)	4.6	3.2
Goodwill impairment	(37.4)	—	(29.6)
Disposition of business	—	3.2	(0.3)
Miscellaneous permanent items and nondeductible accruals	3.9	(1.2)	(0.2)
Research and development tax credit	30.4	3.3	3.2
Foreign tax credits	(24.1)	(0.7)	1.2
Valuation allowance	29.3	(28.6)	(3.5)
Tax reform and CARES	(12.3)	0.4	5.1
Global Intangible Low-Taxed Income	(20.4)	(1.3)	—
Other (including foreign rate differential and FIN 48)	(2.8)	0.9	(2.8)

Effective income tax rate	(24.5)%	1.6%	7.8%

The components of deferred tax assets and liabilities are as follows:

	March 31,
	2020	2019
Deferred tax assets:
Net operating loss and other credit carryforwards	$318,341	$309,961
Inventory	17,521	17,849
Accruals and reserves	40,492	41,091
Interest carryforward	38,383	24,457
Pension and other postretirement benefits	152,048	126,337
Lease right-of-use assets	11,495	—
Prepaid expenses and other	241	—
Acquired contract liabilities, net	21,771	45,479

	600,292	565,174
Valuation allowance	(438,667)	(399,013)

Net deferred tax assets	161,625	166,161

Deferred tax liabilities:
Deferred revenue	38,458	27,159
Property and equipment	34,939	46,538
Goodwill and other intangible assets	80,740	93,272
Lease liabilities	14,928	—
Prepaid expenses and other	—	6,156

	169,065	173,125

Net deferred tax liabilities	$7,440	$6,964

The Company follows ASC 740,
Income Taxes
, which prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, as well as guidance on derecognition, classification, interest and penalties, disclosure and transition.
A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. When determining the amount of net deferred tax assets that are more likely than not to be realized, the Company assesses all available positive and negative evidence. This evidence includes, but is not limited to, prior earnings history, expected future earnings, carry-back and carry-forward periods and the feasibility of ongoing tax strategies that could potentially enhance the likelihood of the realization of a deferred tax asset. The weight given to the positive and negative evidence is commensurate with the extent the evidence may be objectively verified. As such, it is generally difficult for positive evidence regarding projected future taxable income exclusive of reversing taxable temporary differences to outweigh objective negative evidence of recent financial reporting losses.
Based on these criteria and the relative weighting of both the positive and negative evidence available, and in particular the activity surrounding the Company’s prior earnings history, including the forward losses and intangible impairments previously recognized, management determined that it was necessary to establish a valuation allowance against principally all of its net deferred tax assets. Given the objective verifiable negative evidence of a three-year cumulative loss and the weighting of all available positive evidence, the Company excluded projected taxable income (aside from reversing taxable temporary differences) from the assessment of income that could be used as a source of taxable income to realize the deferred tax assets.
During fiscal year 2020, the Company adjusted the valuation allowance against the consolidated net deferred tax asset by $39,654 primarily due to an increase in the net operating loss and changes to temporary differences related to the pension and other postretirement benefit plans. As of March 31, 2020, management determined that it was necessary to maintain a valuation allowance against principally all of its net deferred tax assets.
As of March 31, 2020, the Company has net operating loss carryforwards of $658,146, $1,369,092, and $127,088 for U.S. federal, state, and foreign jurisdictions, respectively.
The effective income tax rate for the fiscal year ended March 31, 2020, was (24.5)% as compared with 1.6% for the fiscal year ended March 31, 2019. The effective income tax rate for the fiscal year ended March 31, 2020, included the benefit of the R&D tax credit of $6,778, the benefit of the foreign tax rate differences of $5,375, and the change in the valuation allowance of $3,474 . Due to the current year pretax loss, the effective tax rate drivers on a percentage basis are amplified. Accordingly, a year-over-year comparison of the effective tax
rate may not be indicative of changes in the Company’s tax position.

The Company has been granted income tax holiday as an incentive to attract foreign investment by the Government of Thailand. The tax holidays expire in various years through 2026. We do not have any other tax holidays in the jurisdictions in which we operate. The income tax benefit attributable to the tax status of our subsidiaries in Thailand was approximately $1,932 or $0.04 per diluted share in fiscal 2020, $2,160 or $0.04 per diluted share in fiscal 2019 and $1,530 or $0.03 per diluted share in fiscal 2018.
At March 31, 2020, cumulative undistributed earnings of foreign subsidiaries, for which no U.S. income or foreign withholding taxes have been recorded is $150,780. As the Company currently intends to indefinitely reinvest all such earnings, no provision has been made for income taxes that may become payable upon distribution of such earnings, and it is not practicable to determine the amount of the related unrecognized deferred income tax liability.
On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) which is aimed at providing emergency assistance and health care for individuals, families, and businesses affected by the COVID-19 pandemic and generally supporting the U.S. economy. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss rules, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. Our income tax expense was increased by $2,747 due to certain provisions relating to net operating loss carryforward periods.
The Company has classified uncertain tax positions as noncurrent income tax liabilities unless expected to be paid in one year.
As of March 31, 2020 and 2019, the total amount of unrecognized tax benefits was $18,965 and $19,152, respectively, all of which would impact the effective rate, if recognized. The Company anticipates that total unrecognized tax benefits may be reduced by zero in the next 12 months. With a few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations for fiscal years ended before March 31, 2014, or foreign income tax examinations by tax authorities for fiscal years ended before March 31, 2013.
As of March 31, 2020, the Company is not subject to any income tax examinations. The Company has filed appeals in a prior state examination related to fiscal years ended March 31, 1999 through March 31, 2005. The Company believes appropriate provisions for all outstanding issues have been made for all jurisdictions and all open years.
A reconciliation of the liability for uncertain tax positions, which are included in deferred taxes for the fiscal years ended March 31, 2020 and 2019, follows:

	Year ended March 31,
	2020	2019	2018
Beginning balance	$19,373	$11,759	$10,696
Adjustments for tax positions related to the current year	1,057	7,364	1,032
Adjustments for tax positions of prior years	(1,303)	250	31

Ending balance	$19,127	$19,373	$11,759